Commitments and Contingencies (Details) $ / shares in Units, $ in Millions	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Commitments and Contingencies (Details) [Line Items]
Discount per share | $ / shares	$ 0.20
Per share price | $ / shares	$ 0.35
Proposed Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purcahse of additional shares | shares	2,175,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount | $	$ 3.3
Deferred underwriting commission | $	$ 5.8